Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jun. 01, 2011
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED JUNE 1, 2011

TO THE PROSPECTUSES OF THE FUNDS LISTED IN

SCHEDULE A

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

This supplement should be retained with your Prospectus for future reference.

SCHEDULE A

Legg Mason Partners Equity Trust

Name of Fund	Date of Prospectus
Legg Mason Batterymarch Global Equity Fund	February 28, 2011
Legg Mason Batterymarch S&P 500 Index Fund	January 31, 2011
Legg Mason Batterymarch U.S. Large Cap Equity Fund	March 31, 2011
Legg Mason ClearBridge Appreciation Fund	February 28, 2011
Legg Mason ClearBridge Diversified Large Cap Growth Fund	February 28, 2011
Legg Mason ClearBridge Equity Fund	February 28, 2011
Legg Mason ClearBridge Equity Income Builder Fund	April 29, 2011
Legg Mason ClearBridge Fundamental All Cap Value Fund	January 31, 2011
Legg Mason ClearBridge Large Cap Growth Fund	March 31, 2011
Legg Mason ClearBridge Large Cap Value Fund	February 28, 2011
Legg Mason ClearBridge Mid Cap Core Fund	February 28, 2011
Legg Mason ClearBridge Mid Cap Growth Fund	February 28, 2011
Legg Mason ClearBridge Small Cap Growth Fund	February 28, 2011
Legg Mason ClearBridge Small Cap Value Fund	January 31, 2011
Legg Mason Esemplia Emerging Markets Equity Fund	February 28, 2011
Legg Mason Global Currents International All Cap Opportunity Fund	February 28, 2011
Legg Mason Investment Counsel Social Awareness Fund	May 31, 2011
Legg Mason Lifestyle Allocation 30%	May 31, 2011
Legg Mason Lifestyle Allocation 50%	May 31, 2011
Legg Mason Lifestyle Allocation 70%	May 31, 2011
Legg Mason Lifestyle Allocation 85%	May 31, 2011
Legg Mason Permal Tactical Allocation Fund	April 29, 2011
Legg Mason Target Retirement 2015	May 31, 2011
Legg Mason Target Retirement 2020	May 31, 2011
Legg Mason Target Retirement 2025	May 31, 2011
Legg Mason Target Retirement 2030	May 31, 2011
Legg Mason Target Retirement 2035	May 31, 2011
Legg Mason Target Retirement 2040	May 31, 2011
Legg Mason Target Retirement 2045	May 31, 2011
Legg Mason Target Retirement 2050	May 31, 2011
Legg Mason Target Retirement Fund	May 31, 2011

Legg Mason Partners Income Trust

Name of Fund	Date of Prospectus
Legg Mason Western Asset Corporate Bond Fund	May 1, 2011
Legg Mason Western Asset Global High Yield Bond Fund	May 1, 2011
Legg Mason Western Asset Global Inflation Management Fund	February 28, 2011
Legg Mason Western Asset Government Securities Fund	May 1, 2011
Legg Mason Western Asset Intermediate Maturity California Municipals Fund	March 31, 2011
Legg Mason Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2011
Legg Mason Western Asset Massachusetts Municipals Fund	March 31, 2011
Legg Mason Western Asset Short Duration Municipal Income Fund	February 28, 2011
Legg Mason Western Asset Short-Term Bond Fund	May 1, 2011

Legg Mason Global Asset Management Trust

Name of Fund	Date of Prospectus
Legg Mason Capital Management Disciplined Equity Research Fund	February 28, 2011
Legg Mason BW International Opportunities Bond Fund	May 1, 2011
Legg Mason BW Absolute Return Opportunities Fund	February 28, 2011
Legg Mason BW Diversified Large Cap Value Fund	January 28, 2011
Legg Mason Strategic Real Return Fund	March 30, 2011
Legg Mason Manager Select Large Cap Growth Fund	January 28, 2011
Legg Mason Manager Select Large Cap Value Fund	January 28, 2011

Legg Mason Partners Income Trust | Legg Mason Western Asset Corporate Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Partners Income Trust | Legg Mason Western Asset Global High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Partners Income Trust | Legg Mason Western Asset Global Inflation Management Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Partners Income Trust | Legg Mason Western Asset Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Partners Income Trust | Legg Mason Western Asset Intermediate Maturity California Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Partners Income Trust | Legg Mason Western Asset Intermediate Maturity New York Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Partners Income Trust | Legg Mason Western Asset Massachusetts Municipals Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Partners Income Trust | Legg Mason Western Asset Short Duration Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Partners Income Trust | Legg Mason Western Asset Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Global Asset Management Trust | Legg Mason Capital Management Disciplined Equity Research Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Global Asset Management Trust | Legg Mason BW International Opportunities Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Global Asset Management Trust | Legg Mason BW Absolute Return Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Global Asset Management Trust | Legg Mason BW Diversified Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Global Asset Management Trust | Legg Mason Strategic Real Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Global Asset Management Trust | Legg Mason Manager Select Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Global Asset Management Trust | Legg Mason Manager Select Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Batterymarch Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Batterymarch S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Batterymarch U.S. Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason ClearBridge Appreciation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason ClearBridge Diversified Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason ClearBridge Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason ClearBridge Equity Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason ClearBridge Fundamental All Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason ClearBridge Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason ClearBridge Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason ClearBridge Mid Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason ClearBridge Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason ClearBridge Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason ClearBridge Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Esemplia Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Global Currents International All Cap Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Investment Counsel Social Awareness Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Lifestyle Allocation 30%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Lifestyle Allocation 50%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Lifestyle Allocation 70%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Lifestyle Allocation 85%
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Permal Tactical Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Target Retirement 2015
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Target Retirement 2020
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Target Retirement 2025
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Target Retirement 2030
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Target Retirement 2035
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Target Retirement 2040
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Target Retirement 2045
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Target Retirement 2050
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Legg Mason Target Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

The following is added as the last line item to the "Shareholder fees" table for each applicable share class in the "Fees and expenses of the fund" section of the fund's Prospectus:

Small Account Fee*	$15.00

* Effective September 30, 2011 (or as soon as possible thereafter in the fund's discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.